Shareholders' Equity (Deficit) - Summary of Assumptions used to Determine Fair Value of Warrants (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Stock price	$ 5.10	$ 8.25	$ 5.10	$ 8.25
Exercise price	5.10	8.25	5.10	8.25
Maximum [Member]
Stock price	7.85	12.45	7.85	20.25
Exercise price	$ 7.85	12.45	$ 7.85	$ 20.25
Warrants [Member]
Stock price
Exercise price
Expected term	2 years 6 months	0 years	2 years 6 months	2 years 6 months
Expected dividend	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility		0.00%		27.00%
Risk-free interest rate		0.00%
Warrants [Member] | Minimum [Member]
Stock price	$ 5.75		$ 4.05	$ 6.57
Exercise price	$ 4.94		$ 4.94	$ 6.60
Expected term					1 year	1 year 6 months
Volatility	86.00%		65.00%		27.00%	26.00%
Risk-free interest rate	0.69%		0.69%	0.85%	0.25%	0.22%
Warrants [Member] | Maximum [Member]
Stock price	$ 8.85		$ 11.25	$ 16.80
Exercise price	$ 6.90		$ 6.90	$ 17.25
Expected term					5 years	2 years 6 months
Volatility	94.00%		94.00%		96.00%	29.00%
Risk-free interest rate	0.92%		1.31%	1.37%	1.37%	1.10%